INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at January 1	$ 3,356	$ 1,399
Increase in uncertain tax positions for the current year, net	1,080	1,957
Balance at December 31	$ 4,436	$ 3,356